Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0000625	$ 0.0000625	$ 0.0000625
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	20,300,000	20,300,000	18,000,000
Ordinary shares, shares outstanding	20,300,000	20,300,000	18,000,000